3. MATERIAL ACCOUNTING POLICIES: Revenue Recognition: Disaggregation of Revenue by product type and geographic location (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue by Geographical Region	$ 12,912,722	$ 1,963,605
Drone Acquisitions 2025 - Canada
Revenue by Geographical Region	240	0
Drone Acquisitions 2025 - United Kingdom
Revenue by Geographical Region	122,060	0
Drone Acquisitions 2025 - USA
Revenue by Geographical Region	9,983,434	0
Total DaaS Revenue by Geographical Region
Revenue by Geographical Region	10,105,734	0
PacePlus, Interactive, all others - USA
Revenue by Geographical Region	2,745,745	1,945,661
WorkAware - Canada
Revenue by Geographical Region	9,325	14,372
TillerStack - Germany
Revenue by Geographical Region	0	3,572
Othership - United Kingdom
Revenue by Geographical Region	51,918	0
Total SaaS Revenue by Geographical Region
Revenue by Geographical Region	2,806,988	1,963,605
Total Revenue
Revenue by Geographical Region	$ 12,912,722	$ 1,963,605